UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21422

Trust for Advised Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Christopher E. Kashmerick
Trust for Advised Portfolios
2020 East Financial Way, Suite 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7385
Registrant’s telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: June 30, 2020

ZEVENBERGEN GROWTH FUND

INVESTOR CLASS (ZVNBX)

INSTITUTIONAL CLASS (ZVNIX)

ZEVENBERGEN GENEA FUND

INVESTOR CLASS (ZVGNX)

INSTITUTIONAL CLASS (ZVGIX)

ANNUAL REPORT TO SHAREHOLDERS

JUNE 30, 2020

Important Notice: The U.S. Securities and Exchange Commission will permit funds to make shareholder reports available electronically beginning January 1, 2021. Accordingly, paper copies will no longer be mailed. Instead, at that time, the Zevenbergen Growth Fund and the Zevenbergen Genea Fund will send a notice, either by mail or e-mail, each time an updated report is available on the Fund’s website (www.zci.com/funds). Investors enrolled in electronic delivery will receive the notices by e-mail, with links to the updated report and will not need to take any action. Investors who are not enrolled in electronic delivery by January 1, 2021 will receive the notices in the mail.

All investors who prefer to receive shareholder reports in a printed format may, at any time, choose that option free of charge. Contact your financial intermediary to make this election, or direct investors can call 1-844-ZVNBRGN.

For the twelve months ending June 30, 2020 (Unaudited)

Dear Fellow Shareholders,

“Unprecedented” was a frequently used expression during the last year, but the term does not adequately capture the caliber of events that unfolded. After a strong start to the year, 3rd Quarter 2019 saw small- to medium-sized growth companies fall out of favor relative to large growth, contributing to the Zevenbergen Funds’ (“the Funds”) underperformance. Momentum returned late in 2019 and accelerated into early 2020 on easing trade uncertainty and improving fundamentals, only to be met head-on by a global pandemic. Dueling stories of U.S. economic improvement and the reality of still significantly depressed metrics highlighted a profound trend brought about by the coronavirus crisis. With the strong rebound from March lows (supported by a series of fiscal and monetary stimulus measures), equity gains appeared increasingly divorced from economic reality. Conventional wisdom would explain the market’s forward-looking tendency to have already accounted for the cataclysmic drop in June quarter activity. On the other hand, the pandemic has likely forever changed the landscape of business and consumerism, coincidentally playing to the strengths of those able to invest and innovate, pivot and shift, emerging successfully with accelerating growth relative to competitors. COVID-19 acted like an accelerant to Zevenbergen Capital Investments LLC’s (“ZCI”) existing secular growth investment focus, as the wake-up call to hasten digital transformation pulled demand fast-forward compared to preceding decades.

The Zevenbergen Growth Fund Investor Share Class (ZVNBX) returned 52.89% and the Zevenbergen Genea Fund Investor Share Class (ZVGNX) increased 44.20%, both far exceeding the 21.94% gain of the Funds’ benchmark, the Russell 3000® Growth Index for the 12-month period ending June 30, 2020.

Zevenbergen Growth Fund:

Fund performance benefitted from investments in consumer discretionary (electric transportation), technology (eCommerce), and health care (virtual health). Performance detractors included consumer staples (medical cannabis), consumer discretionary (Chinese coffeehouses), and health care (cancer diagnostics).

Contributors

Tesla, Inc. (TSLA)

Founder-led technology company on a mission to “accelerate the world’s transition to sustainable energy.” After multiple years of ownership, ZCI remains steadfast in the belief that the future of transportation is electric, and Tesla continues to demonstrate industry leading technology and demand in each category it enters. Specific to the last year, the company exhibited resilience amid global uncertainty with reported results outpacing expectations, highlighted by ahead of schedule launches (Model Y), expansions (Gigafactory Shanghai), and profitability.

Shopify Inc. (SHOP)

Entrepreneur-obsessed commerce platform helping merchants embrace the digital age. Through Shopify’s software “building blocks,” retailers of all sizes can start, manage, and market their virtual stores to compete with established marketplaces. Strategic partnerships and investments in supply chain and payments further position the founder-led company as a formidable alternative to ecommerce leader, Amazon.com. Shelter-in-place mandates during the coronavirus crisis accelerated the shift of consumers online, contributing to strong revenue performance for Shopify.

Teladoc Health, Inc. (TDOC)

Telemedicine platform enabling virtual healthcare delivery. Individuals, insurers, employers, and medical providers have relied on Teladoc’s technology to receive and administer care in a convenient, digital-first package. Client growth, expanded services, and higher patient usage rates (partially due to COVID-19 strains on healthcare infrastructure) led to strong revenue performance for the company during the prior year.

Detractors

Tilray, Inc. (TLRY)

Founder-led medical and adult-use cannabis producer. Despite significant long-term opportunity, near-term results have been pressured by challenges in scaling operations, delayed government approvals, and a lack of high-quality supply pressuring margins and fundamentals. Given likely sustained industry challenges, capital constraints, and global economic uncertainty, the position was sold for better growth alternatives.

Luckin Coffee Inc. (LK)

The largest and allegedly fastest growing coffee chain in China announced in April an internal investigation into misconduct and fabrication of a material amount of transactions. ZCI’s original investment thesis was built on a foundation of strong fundamentals, future growth expectations, and management’s ability to build a trusted brand in a large, rapidly growing market. With prior financials and long-term guidance no longer reliable and limited visibility into management’s ability to restore credibility, the position was sold to fund better growth alternatives.

Exact Sciences Corporation (EXAS)

Molecular diagnostics company specializing in cancer screening. Robust demand, market expansion, and a successful sales partnership with Pfizer propelled shares to all-time highs in September 2019. Shares have detracted from Fund performance since then as the company managed through winter holiday seasonality, fears of intensifying competition, and most importantly coronavirus stay-at-home implications sharply reducing primary care office visits and preventative treatments for the near-term.

Zevenbergen Genea Fund:

Similar to the Growth Fund, the Genea Fund benefitted from rising investor optimism for innovative, technology-driven companies. Tesla, Inc. and Shopify Inc. were top contributors for the period, in addition to graphics processing chip maker, NVIDIA Corp. Detractors to performance were investments in consumer staples (medical cannabis) and consumer discretionary (online furniture sales, and Chinese coffeehouses). Please see Growth Fund commentary for discussions on Tesla, Inc., Shopify Inc., Tilray, Inc., and Luckin Coffee Inc.

Contributors

NVIDIA Corporation (NVDA)

Graphics processing semiconductor company accelerating the development of revolutionary technologies, such as 5G mobile network standards, artificial intelligence, and Internet of Things applications. Over the previous twelve months, the company reported improving demand from hyperscale customers, additional support for ray tracing technology in video games (favorable for future NVIDIA chip sales) and increasing artificial intelligence workloads. Further, NVIDIA acquired Mellanox Technologies in April 2020, strengthening its data center and cloud computing capabilities against competitor Intel Corp.

Detractors

Wayfair Inc. (W)

This online furniture and home goods retailer experienced a volatile 2019, followed by the continued drag from tariff and coronavirus uncertainty on its Chinese supply chain. Management cut growth guidance effectively in half from the 2019 rate as the company pulled back on marketing and headcount to better manage profitability. Decelerating growth and increasing uncertainty led to the position being sold for alternative growth ideas.

Manager Perspective:

For ZCI, the second half of the Funds’ fiscal year proved to be the “right place, right time” for growth and ZCI’s high conviction approach. The alchemy of performance was not the result of new investment themes or strategy; rather, the rapid adoption of trends where we have been investing for some time (eCommerce, cloud adoption, contactless payments, digital entertainment, cyber security). Technologies that are faster, less expensive, and more productive have been galvanized by the crisis. From our view, the faster pace of digital transformation in the economy is here to stay, and we remain enthusiastic participants.

In health and prosperity.

Zevenbergen Capital Investments Portfolio Management Team

Brooke de Boutray, CFA, CIC

Joe Dennison, CFA

Leslie Tubbs, CFA, CIC

Anthony Zackery, CFA

Nancy Zevenbergen, CFA, CIC

Past performance is no guarantee of future results.

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security. Please refer to the Schedule of Investments in this report for a complete list of fund holdings.

Russell 3000® Growth Index: A market capitalization weighted index based on the Russell 3000® Index. The Russell 3000® Growth Index includes companies that display signs of above average growth. The Index is used to provide a gauge of the performance of growth stocks in the U.S. One cannot invest directly in an index.

Mutual fund investing involves risk, including the loss of principal. The Funds invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. Non-diversified funds may hold a significant percentage of their assets in the securities of fewer companies and therefore events affecting those companies have a greater impact on the funds than on a diversified fund. If the Funds invest in a few sectors they may have increased exposure to price movements of those sectors. Small and medium capitalization companies tend to have limited liquidity and greater price volatility than large capitalization companies.

Zevenbergen Growth Fund

Performance Summary
June 30, 2020 (Unaudited)

Comparison of a Hypothetical $50,000 Investment
in the Zevenbergen Growth Fund - Institutional Class
and Russell 3000® Growth Index

Investment Returns
For the Periods Ended June 30, 2020

	One Year	Three Year*	Since Inception*
Zevenbergen Growth Fund **
Investor Class	52.89%	33.28%	24.69%
Institutional Class	53.28%	33.61%	25.01%
Russell 3000® Growth Index	21.94%	18.21%	16.59%

*	Annualized.
**	Inception date on August 31, 2015.

Zevenbergen Genea Fund

Performance Summary
June 30, 2020 (Unaudited)

Comparison of a Hypothetical $50,000 Investment
in the Zevenbergen Genea Fund - Institutional Class
and Russell 3000® Growth Index

Investment Returns
For the Periods Ended June 30, 2020

	One Year	Three Year*	Since Inception*
Zevenbergen Genea Fund **
Investor Class	44.20%	33.07%	29.21%
Institutional Class	44.62%	33.29%	29.56%
Russell 3000® Growth Index	21.94%	18.21%	16.59%

*	Annualized.
**	Inception date on August 31, 2015.

Zevenbergen Growth Fund

Allocation of Portfolio Holdings

(Calculated as a percentage of Total Investments)

June 30, 2020 (Unaudited)

*	Short-Term Investments consist of amounts held in money market funds. The Fund strategy does not seek to hold large cash balances (more than 5% of total investments), and any significant cash holdings are typically due to trade settlement timing.

Zevenbergen Growth Fund

Schedule of Investments
As of June 30, 2020

Number of Shares		Value
	COMMON STOCKS ― 99.6%
	CONSUMER DISCRETIONARY ― 34.5%
1,220	Amazon.com, Inc. (a)	$3,365,760
12,200	Chegg, Inc. (a)	820,572
21,025	Chewy, Inc. (a)	939,607
3,255	lululemon athletica inc. (a)	1,015,592
2,515	MercadoLibre, Inc. (a)	2,479,212
5,040	Netflix, Inc. (a)	2,293,402
12,585	Peloton Interactive, Inc. (a)	727,035
7,715	Shake Shack Inc. (a)	408,741
2,915	Tesla, Inc. (a)	3,147,646
7,050	The Trade Desk, Inc. (a)	2,865,825
38,575	Uber Technologies, Inc. (a)	1,198,911
		19,262,303
	CONSUMER STAPLES ― 1.0%
4,300	Beyond Meat, Inc. (a)	576,114

	FINANCIAL SERVICES ― 9.9%
10,775	Goosehead Insurance, Inc. (a)	809,849
10,300	PayPal Holdings, Inc. (a)	1,794,569
9,175	Square, Inc. (a)	962,825
33,775	Zillow Group, Inc. Class C (a)	1,945,778
		5,513,021
	HEALTH CARE ― 15.8%
15,075	Adaptive Biotechnologies Corporation (a)	729,328
9,875	BioMarin Pharmaceutical Inc. (a)	1,217,982
33,025	Exact Sciences Corporation (a)	2,871,194
4,050	Seattle Genetics, Inc. (a)	688,176
12,395	Teladoc Health, Inc. (a)	2,365,462
4,125	Veeva Systems Inc. (a)	966,983
		8,839,125
	PRODUCER DURABLES ― 4.5%
2,325	CoStar Group, Inc. (a)	1,652,308
5,500	Paylocity Holding Corporation (a)	802,395
		2,454,703
	TECHNOLOGY ― 33.9%
1,855	Adobe Inc. (a)	807,500
3,525	Alteryx, Inc. (a)	579,087
3,380	Coupa Software Incorporated (a)	936,395
9,150	EverQuote, Inc. (a)	532,164

The accompanying notes are an integral part of these financial statements.

Zevenbergen Growth Fund

Schedule of Investments (Continued)
As of June 30, 2020

Number of Shares		Value
	TECHNOLOGY ― 33.9% (Continued)
7,225	Facebook, Inc. Class A (a)	$1,640,581
5,775	NVIDIA Corporation	2,193,980
11,400	Okta, Inc. (a)	2,282,622
9,350	QUALCOMM Incorporated	852,813
8,825	RingCentral, Inc. (a)	2,515,213
4,745	ServiceNow, Inc. (a)	1,922,010
4,000	Shopify Inc. (a)	3,796,800
3,285	Zoom Video Communications, Inc. (a)	832,879
		18,892,044
	TOTAL COMMON STOCKS
	(Cost $32,761,303)	$55,537,310

	SHORT-TERM INVESTMENTS ― 0.6%
348,132	First American U.S. Treasury Money Market Fund, Class Z, 0.04% (b)	348,132
	TOTAL SHORT-TERM INVESTMENTS (Cost $348,132)	$348,132

	TOTAL INVESTMENTS ― 100.2% (Cost $33,109,435)	55,885,442
	Liabilities in Excess of Other Assets ― (0.2)%	(92,418)
	TOTAL NET ASSETS ― 100.0%	$55,793,024

ADR: American Depositary Receipt.

(a):	Non Income Producing.
(b):	Variable rate security. The rate disclosed is the annualized seven-day effective yield as of June 30, 2020.

The accompanying notes are an integral part of these financial statements.

Zevenbergen Growth Fund

Statement of Assets and Liabilities

June 30, 2020

Assets
Investments in securities, at value (cost $33,109,435)	$55,885,442
Dividend and interest receivable	26
Receivable for Fund shares sold	293,890
Receivable for investments sold	159,256
Prepaid expenses	11,053
Total Assets	56,349,667

Liabilities
Payable for Fund shares redeemed	125,223
Payable for securities purchased	316,722
Payable to Adviser	20,967
Distribution fees - Investor Class	16,421
Accrued other expenses and other liabilities	77,310
Total Liabilities	556,643

Net Assets	$55,793,024

Components of Net Assets
Paid-in capital	$33,724,475
Total distributable earnings	22,068,549
Net Assets	$55,793,024

Investor Class:
Net assets	$18,491,524
Shares outstanding (unlimited number of shares authorized, no par value)	636,541
Net asset value, offering and redemption price per share *	$29.05

Institutional Class:
Net assets	$37,301,500
Shares outstanding (unlimited number of shares authorized, no par value)	1,268,549
Net asset value, offering and redemption price per share *	$29.40

* Shares redeemed or exchanged within 90 days of purchase are charged a 1.00% redemption fee (Note 9).

The accompanying notes are an integral part of these financial statements.

Zevenbergen Growth Fund

Statement of Operations

For the Year Ended June 30, 2020

Investment Income
Dividends and interest income	$6,329

Expenses
Advisory fees	207,326
Administration fees (Note 3)	91,246
Transfer agent fees and expenses (Note 3)	41,920
Registration fees	40,464
Shareholder servicing fees	29,234
Distribution fees - Investor Class	16,592
Legal fees	16,322
Audit fees	15,754
Compliance fees (Note 3)	13,526
Trustees’ fees	11,712
Miscellaneous expenses	8,049
Shareholder reporting fees	7,716
Custody fees (Note 3)	6,691
Insurance fees	2,623
Total expenses	509,175
Expenses waived and reimbursed by the Adviser (Note 3)	(230,107)

Net Expenses	279,068

Net Investment Loss	(272,739)

Realized and Unrealized Gain (Loss) on Investments
Net realized loss on investments	(499,239)
Change in unrealized appreciation on investments	15,723,445
Net Realized and Unrealized Gain on Investments	15,224,206

Net Increase in Net Assets from Operations	$14,951,467

The accompanying notes are an integral part of these financial statements.

Zevenbergen Growth Fund

Statements of Changes in Net Assets

Operations	For the Year Ended June 30, 2020	For the Year Ended June 30, 2019
Net investment loss	$(272,739)	$(143,410)
Net realized gain (loss) on investments	(499,239)	199,385
Net change in unrealized appreciation on investments	15,723,445	2,625,356
Net Increase in Net Assets from Operations	14,951,467	2,681,331

Capital Transactions
Proceeds from shares sold
Investor Class	13,574,932	4,380,758
Institutional Class	15,697,643	4,097,624
Cost of shares redeemed
Investor Class	(3,969,298)	(1,673,777)
Institutional Class	(3,633,206)	(2,611,853)
Redemption fees
Investor Class	7,748	2,527
Institutional Class	17,169	8,319
Net Increase in Net Assets from Capital Share Transactions	21,694,988	4,203,598

Total Increase in Net Assets	36,646,455	6,884,929

Net Assets
Beginning of year	19,146,569	12,261,640
End of year	$55,793,024	$19,146,569

Capital Shares Transactions
Investor Class
Shares sold	601,012	257,872
Shares redeemed	(199,182)	(102,261)
Net increase in shares outstanding	401,830	155,611

Institutional Class
Shares sold	672,998	243,457
Shares redeemed	(169,981)	(144,779)
Net increase in shares outstanding	503,017	98,678

The accompanying notes are an integral part of these financial statements.

Zevenbergen Growth Fund

Financial Highlights

Investor Class

For a Capital Share Outstanding Throughout Each Period Presented:

	For the Year Ended June 30, 2020	For the Year Ended June 30, 2019	For the Year Ended June 30, 2018	For the Year Ended June 30, 2017	For the Period August 31, 2015* through June 30, 2016
Net Asset Value, Beginning of Period	$19.00	$16.33	$12.27	$9.05	$10.00

Gain (Loss) from Investment Operations:
Net investment loss(1)	(0.27)	(0.20)	(0.17)	(0.13)	(0.09)
Net realized and unrealized gain (loss) on investments	10.30	2.85	4.22	3.35	(0.86)
Total Gain (Loss) from Investment Operations	10.03	2.65	4.05	3.22	(0.95)

Redemption Fee Proceeds(1)	0.02	0.02	0.01	—	—

Net Asset Value, End of Period	$29.05	$19.00	$16.33	$12.27	$9.05

Total Return	52.89%	16.35%	33.09%	35.58%	-9.50	% (2)

Supplemental Data and Ratios:
Net assets, end of period (in thousands)	$18,492	$4,460	$1,292	$194	$37
Ratio of expenses to average net assets
Before fees waived and reimbursed by the Adviser	2.14%	2.78%	3.63%	5.89%	22.37	% (3)
After fees waived and reimbursed by the Adviser	1.30%	1.30%	1.30%	1.30%	1.30	% (3)
Ratio of net investment loss to average net assets
Before fees waived and reimbursed by the Adviser	-2.12%	-2.69%	-3.53%	-5.76%	-22.28	% (3)
After fees waived and reimbursed by the Adviser	-1.28%	-1.21%	-1.20%	-1.17%	-1.21	% (3)
Portfolio turnover rate(4)	38.74%	28.68%	31.12%	25.90%	14.81	% (2)

*	Inception date
(1)	Per share amounts have been calculated using the average shares method
(2)	Not annualized
(3)	Annualized
(4)	Portfolio turnover rate is calculated for the Fund without distinguishing between classes.

The accompanying notes are an integral part of these financial statements.

Zevenbergen Growth Fund

Financial Highlights

Institutional Class

For a Capital Share Outstanding Throughout Each Period Presented:

	For the Year Ended June 30, 2020	For the Year Ended June 30, 2019	For the Year Ended June 30, 2018	For the Year Ended June 30, 2017	For the Period August 31, 2015* through June 30, 2016
Net Asset Value, Beginning of Period	$19.18	$16.45	$12.33	$9.07	$10.00

Gain (Loss) from Investment Operations:
Net investment loss(1)	(0.20)	(0.15)	(0.13)	(0.09)	(0.06)
Net realized and unrealized gain (loss) on investments	10.40	2.87	4.24	3.35	(0.87)
Total Gain (Loss) from Investment Operations	10.20	2.72	4.11	3.26	(0.93)

Redemption Fee Proceeds(1)	0.02	0.01	0.01	—	—

Net Asset Value, End of Period	$29.40	$19.18	$16.45	$12.33	$9.07

Total Return	53.28%	16.60%	33.41%	35.94%	-9.30	%(2)

Supplemental Data and Ratios:
Net assets, end of period (in thousands)	$37,302	$14,686	$10,970	$6,427	$2,964
Ratio of expenses to average net assets
Before fees waived and reimbursed by the Adviser	1.90%	2.52%	3.55%	5.86%	15.01	%(3)
After fees waived and reimbursed by the Adviser	1.00%	1.00%	1.00%	1.00%	1.00	%(3)
Ratio of net investment loss to average net assets
Before fees waived and reimbursed by the Adviser	-1.88%	-2.43%	-3.45%	-5.72%	-14.84	%(3)
After fees waived and reimbursed by the Adviser	-0.98%	-0.91%	-0.90%	-0.87%	-0.83	%(3)
Portfolio turnover rate(4)	38.74%	28.68%	31.12%	25.90%	14.81	%(2)

*	Inception date
(1)	Per share amounts have been calculated using the average shares method
(2)	Not annualized
(3)	Annualized
(4)	Portfolio turnover rate is calculated for the Fund without distinguishing between classes.

The accompanying notes are an integral part of these financial statements.

Zevenbergen Genea Fund
Allocation of Portfolio Holdings
(Calculated as a percentage of Total Investments)
June 30, 2020 (Unaudited)

*	Short-Term Investments consist of amounts held in money market funds. The Fund strategy does not seek to hold large cash balances (more than 5% of total investments), and any significant cash holdings are typically due to trade settlement timing.

Zevenbergen Genea Fund
Schedule of Investments
As of June 30, 2020

Number of Shares		Value
	COMMON STOCKS ― 99.5%
	CONSUMER DISCRETIONARY ― 41.1%
1,300	Amazon.com, Inc. (a)	$3,586,466
22,400	Chegg, Inc. (a)	1,506,624
23,200	Chewy, Inc. (a)	1,036,808
14,010	Etsy, Inc. (a)	1,488,282
2,930	MercadoLibre, Inc. (a)	2,888,306
5,785	Netflix, Inc. (a)	2,632,406
25,600	Peloton Interactive, Inc. (a)	1,478,912
5,880	Roku, Inc. (a)	685,196
3,400	Tesla, Inc. (a)	3,671,354
8,365	The Trade Desk, Inc. (a)	3,400,373
43,850	Uber Technologies, Inc. (a)	1,362,858
		23,737,585
	CONSUMER STAPLES ― 1.7%
7,400	Beyond Meat, Inc. (a)	991,452

	FINANCIAL SERVICES ― 11.2%
9,800	Bill.com Holdings Inc. (a)	884,058
25,900	Square, Inc. (a)	2,717,946
50,490	Zillow Group, Inc. Class C (a)	2,908,729
		6,510,733
	PRODUCER DURABLES ― 3.4%
17,150	Axon Enterprise, Inc. (a)	1,682,929
18,300	Virgin Galactic Holdings, Inc. (a)	299,022
		1,981,951

	TECHNOLOGY ― 42.1%
4,900	Alteryx, Inc. (a)	804,972
7,200	Coupa Software Incorporated (a)	1,994,688
12,100	Datadog, Inc. (a)	1,052,095
26,620	EverQuote, Inc. (a)	1,548,219
5,350	Facebook, Inc. Class A (a)	1,214,825
7,190	MongoDB, Inc. (a)	1,627,385
7,665	NVIDIA Corporation	2,912,010
12,450	Okta, Inc. (a)	2,492,864
50,330	Pinterest, Inc. (a)	1,115,816
4,500	ServiceNow, Inc. (a)	1,822,770
3,910	Shopify Inc. (a)	3,711,372

The accompanying notes are an integral part of these financial statements.

Zevenbergen Genea Fund
Schedule of Investments (Continued)
As of June 30, 2020

Number of Shares		Value
	TECHNOLOGY ― 42.1% (Continued)
6,350	Twilio Inc. (a)	$1,393,317
10,725	Zoom Video Communications, Inc. (a)	2,719,217
		24,409,550
	TOTAL COMMON STOCKS
	(Cost $29,027,650)	$57,631,271

	SHORT-TERM INVESTMENTS ― 0.9%
548,937	First American U.S. Treasury Money Market Fund, Class Z, 0.04% (b)	548,937
	TOTAL SHORT-TERM INVESTMENTS (Cost $548,937)	$548,937

	TOTAL INVESTMENTS ― 100.4% (Cost $29,576,587)	58,180,208
	Liabilities in Excess of Other Assets ― (0.4)%	(238,545)
	TOTAL NET ASSETS ― 100.0%	$57,941,663

ADR: American Depositary Receipt.

(a): Non Income Producing.

(b): Variable rate security. The rate disclosed is the annualized seven-day effective yield as of June 30, 2020.

The accompanying notes are an integral part of these financial statements.

Zevenbergen Genea Fund
Statement of Assets and Liabilities
June 30, 2020

Assets
Investments in securities, at value (cost $29,576,587)	$58,180,208
Receivable for Fund shares sold	205,653
Receivable for investments sold	11,371
Interest receivable	12
Prepaid expenses	9,756
Total Assets	58,407,000

Liabilities
Payable for Fund shares redeemed	25,686
Payable for securities purchased	304,926
Payable to Adviser	38,112
Distribution fees - Investor Class	12,117
Accrued other expenses and other liabilities	84,496
Total Liabilities	465,337

Net Assets	$57,941,663

Components of Net Assets
Paid-in capital	$33,122,813
Total distributable earnings	24,818,850
Net Assets	$57,941,663

Investor Class:
Net assets	$32,762,825
Shares outstanding (unlimited number of shares authorized, no par value)	982,649
Net asset value, offering and redemption price per share *	$33.34

Institutional Class:
Net assets	$25,178,838
Shares outstanding (unlimited number of shares authorized, no par value)	746,310
Net asset value, offering and redemption price per share *	$33.74

*	Shares redeemed or exchanged within 90 days of purchase are charged a 1.00% redemption fee (Note 9).

The accompanying notes are an integral part of these financial statements.

Zevenbergen Genea Fund
Statement of Operations
For the Year Ended June 30, 2020

Investment Income
Dividends and interest income	$6,479

Expenses
Advisory fees	362,564
Administration fees (Note 3)	93,226
Distribution fees - Investor Class	55,868
Shareholder servicing fees	51,458
Transfer agent fees and expenses (Note 3)	48,955
Registration fees	40,724
Legal fees	16,764
Audit fees	15,754
Custody fees (Note 3)	15,280
Compliance fees (Note 3)	14,853
Trustees’ fees	11,712
Shareholder reporting fees	9,999
Miscellaneous expenses	6,866
Insurance fees	2,928
Total expenses	746,951
Expenses waived by the Adviser (Note 3)	(236,776)

Net Expenses	510,175

Net Investment Loss	(503,696)

Realized and Unrealized Gain (Loss) on Investments
Net realized loss on investments	(2,559,382)
Change in unrealized appreciation on investments	17,999,600
Net Realized and Unrealized Gain on Investments	15,440,218

Net Increase in Net Assets from Operations	$14,936,522

The accompanying notes are an integral part of these financial statements.

Zevenbergen Genea Fund

Statements of Changes in Net Assets

Operations	For the Year Ended June 30, 2020	For the Year Ended June 30, 2019
Net investment loss	$(503,696)	$(401,895)
Net realized loss on investments	(2,559,382)	(658,951)
Net change in unrealized appreciation on investments	17,999,600	4,918,687
Net Increase in Net Assets from Operations	14,936,522	3,857,841

Distributions to Shareholders
Investor Class	—	(56,530)
Institutional Class	—	(36,156)
Total Distributions to Shareholders	—	(92,686)

Capital Transactions
Proceeds from shares sold
Investor Class	13,742,698	26,468,055
Institutional Class	6,071,493	7,248,574
Proceeds from shares reinvested
Investor Class	—	56,375
Institutional Class	—	36,000
Cost of shares redeemed
Investor Class	(17,810,000)	(12,416,005)
Institutional Class	(4,320,587)	(1,599,654)
Redemption fees
Investor Class	12,696	21,832
Institutional Class	10,340	12,286
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	(2,293,360)	19,827,463

Total Increase in Net Assets	12,643,162	23,592,618

Net Assets
Beginning of year	45,298,501	21,705,883
End of year	$57,941,663	$45,298,501

Capital Shares Transactions
Investor Class
Shares sold	544,623	1,244,105
Shares reinvested	—	3,316
Shares redeemed	(815,815)	(601,705)
Net increase/(decrease) in shares outstanding	(271,192)	645,716

Institutional Class
Shares sold	248,310	338,727
Shares reinvested	—	2,100
Shares redeemed	(201,126)	(75,186)
Net increase in shares outstanding	47,184	265,641

The accompanying notes are an integral part of these financial statements.

Zevenbergen Genea Fund

Financial Highlights
Investor Class

For a Capital Share Outstanding Throughout Each Period Presented:

	For the Year Ended June 30, 2020	For the Year Ended June 30, 2019	For the Year Ended June 30, 2018	For the Year Ended June 30, 2017	For the Period August 31, 2015* through June 30, 2016
Net Asset Value, Beginning of Period	$23.12	$20.77	$14.20	$9.40	$10.00
Gain (Loss) from Investment Operations:
Net investment loss(1)	(0.32)	(0.29)	(0.23)	(0.16)	(0.10)
Net realized and unrealized gain (loss) on investments	10.53	2.68	6.79	4.96	(0.50)
Total Gain (Loss) from Investment Operations	10.21	2.39	6.56	4.80	(0.60)

Less Distributions from Net Realized Gain:	—	(0.06)	—	—	—

Redemption Fee Proceeds(1)	0.01	0.02	0.01	—	—

Net Asset Value, End of Period	$33.34	$23.12	$20.77	$14.20	$9.40

Total Return	44.20%	11.72%	46.27%	51.06%	-6.00	%(2)

Supplemental Data and Ratios:
Net assets, end of period (in thousands)	$32,763	$28,986	$12,633	$2,074	$251
Ratio of expenses to average net assets Before fees waived and reimbursed by the Adviser	1.98%	2.09%	3.35%	7.96%	12.73	%(3)
After fees waived and reimbursed by the Adviser	1.40%	1.40%	1.40%	1.40%	1.40	%(3)
Ratio of net investment loss to average net assets Before fees waived and reimbursed by the Adviser	-1.96%	-2.04%	-3.27%	-7.89%	-12.67	%(3)
After fees waived and reimbursed by the Adviser	-1.38%	-1.35%	-1.32%	-1.33%	-1.34	%(3)
Portfolio turnover rate(4)	61.63%	35.25%	22.35%	67.59%	19.01	%(2)

*	Inception date
(1)	Per share amounts have been calculated using the average shares method
(2)	Not annualized
(3)	Annualized
(4)	Portfolio turnover rate is calculated for the Fund without distinguishing between classes.

The accompanying notes are an integral part of these financial statements.

Zevenbergen Genea Fund

Financial Highlights
Institutional Class

For a Capital Share Outstanding Throughout Each Period Presented:

	For the Year Ended June 30, 2020	For the Year Ended June 30, 2019	For the Year Ended June 30, 2018	For the Year Ended June 30, 2017	For the Period August 31, 2015* through June 30, 2016
Net Asset Value, Beginning of Period	$23.33	$20.93	$14.30	$9.41	$10.00

Gain (Loss) from Investment Operations:
Net investment loss(1)	(0.25)	(0.22)	(0.18)	(0.12)	(0.09)
Net realized and unrealized gain (loss) on investments	10.65	2.66	6.80	4.99	(0.50)
Total Gain (Loss) from Investment Operations	10.40	2.44	6.62	4.87	(0.59)

Less Distributions from Net Realized Gain:	—	(0.06)	—	—	—

Redemption Fee Proceeds(1)	0.01	0.02	0.01	0.02	—

Net Asset Value, End of Period	$33.74	$23.33	$20.93	$14.30	$9.41

Total Return	44.62%	11.87%	46.36%	51.97%	-5.90	%(2)

Supplemental Data and Ratios:
Net assets, end of period (in thousands)	$25,179	$16,312	$9,073	$3,669	$2,498
Ratio of expenses to average net assets
Before fees waived and reimbursed by the Adviser	1.70%	1.80%	3.21%	8.08%	12.99	%(3)
After fees waived and reimbursed by the Adviser	1.10%	1.10%	1.10%	1.10%	1.10	%(3)
Ratio of net investment loss to average net assets
Before fees waived and reimbursed by the Adviser	-1.68%	-1.75%	-3.14%	-8.02%	-12.97	%(3)
After fees waived and reimbursed by the Adviser	-1.08%	-1.05%	-1.03%	-1.04%	-1.08	%(3)
Portfolio turnover rate(4)	61.63%	35.25%	22.35%	67.59%	19.01	%(2)

*	Inception date
(1)	Per share amounts have been calculated using the average shares method
(2)	Not annualized
(3)	Annualized
(4)	Portfolio turnover rate is calculated for the Fund without distinguishing between classes.

The accompanying notes are an integral part of these financial statements.

Zevenbergen Funds

Notes to the Financial Statements

June 30, 2020

NOTE 1 – ORGANIZATION

Zevenbergen Growth Fund (the “Growth Fund”) and Zevenbergen Genea Fund (the “Genea Fund”; each a “Fund” collectively the “Funds”) are non-diversified series of Trust for Advised Portfolios (the “Trust”). The Trust, a Delaware Statutory Trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. Zevenbergen Capital Investments LLC (the “Adviser”) serves as the investment manager to the Funds. The inception date of the Funds was August 31, 2015. The Funds’ investment objective is long-term capital appreciation.

Growth Fund and Genea Fund, each, currently offer two classes of shares, Institutional Class and Investor Class. Each class of share represents an equal interest in the Fund, except the difference of class specific expenses, which reflects the difference in the range of services provided to each class. Income, expenses (other than class specific), and realized and unrealized gains and losses on investments are allocated daily to each class based on relative net assets.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The presentation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the period. Actual results may differ from those estimates.

A. Securities Valuation

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). The inputs or methodology used in determining the value of each Fund’s investments are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad categories as defined below:

Level 1 -	Quoted prices in active markets for identical securities. An active market for a security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 -	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 -	Significant unobservable inputs, including the Funds’ own assumptions in determining fair value of investments.

Equity securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Short-term investments classified as money market instruments are valued at NAV. These investments are categorized as Level 1 of the fair value hierarchy.

Zevenbergen Funds

Notes to the Financial Statements (Continued)

June 30, 2020

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Funds’ investments in each category investment type as of June 30, 2020:

Growth Fund

Description	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$55,537,310	$—	$—	$55,537,310
Short-Term Investments	348,132	—	—	348,132
Total Assets	$55,885,442	$—	$—	$55,885,442

Genea Fund

Description	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$57,631,271	$—	$—	$57,631,271
Short-Term Investments	548,937	—	—	548,937
Total Assets	$58,180,208	$—	$—	$58,180,208

Please refer to the Schedule of Investments for further classification.

B. Security Transactions, Investment Income and Distributions

The Funds record security transactions based on trade date. Realized gains and losses on sales of securities are calculated by comparing the original cost of the specifically identified security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

C. Federal Income Taxes

The Funds have elected to be taxed as Regulated Investment Companies (“RIC”) under the U.S. Internal Revenue Code of 1986, as amended, and intend to maintain this qualification and to distribute substantially all of their net taxable income to their shareholders. Therefore no provision is made for federal income taxes. Due to the timing of dividend distributions (if any) and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purpose, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Management of the Funds is required to analyze all open tax years, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the period ended June 30, 2020, the Funds did not have a liability for any unrecognized tax benefits. Generally, tax authorities can examine tax returns filed for the preceding three years. As of June 30, 2020, the tax years ended June 30, 2019, June 30, 2018, and June 30, 2017, are open to examination. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Zevenbergen Funds

Notes to the Financial Statements (Continued)
June 30, 2020

NOTE 3 – INVESTMENT MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

The Trust entered into an agreement for the Adviser to furnish investment advisory services to the Funds. Under the terms of this agreement, the Growth Fund and the Genea Fund will pay the Adviser a monthly fee based on each Fund’s average daily net assets at the annual rate of 0.80% and 0.90%, respectively.

Pursuant to a contractual fee waiver and reimbursement agreement, the Adviser will reimburse each Fund’s operating expenses (excluding shareholder servicing fees, any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, acquired fund fees and expenses, merger or reorganization-related expenses, portfolio transaction expenses, interest expense and dividends paid on short sales, and extraordinary expenses) to ensure that these expenses do not exceed, on an annual basis, the expense limitations, expressed as a percentage rate of the average daily net assets of each Fund, listed below. Waivers or reimbursements are calculated daily and settled monthly or quarterly in conjunction with each Fund’s payment of advisory fees.

Fund	Investor Class	Institutional Class
Growth Fund	1.15%	0.90%
Genea Fund	1.25%	1.00%

See Note 6 – Shareholder Servicing Plan for shareholder servicing fees charged in addition to fees outlined in this table.

The Adviser is permitted to recapture amounts waived and/or reimbursed to a class within three years if the class’s total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the Adviser recapture any amount that would result, on any particular business day of the Funds, in the class’s total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

At June 30, 2020, the expenses reimbursed and contractual fees waived by the Adviser and subject to potential recapture by period were as follows:

Fiscal Year
waived/reimbursed	Growth Fund	Genea Fund	Expiration
FYE June 30, 2018	$222,939	$221,177	June 30, 2021
FYE June 30, 2019	227,826	224,757	June 30, 2022
FYE June 30, 2020	230,107	236,776	June 30, 2023
	$680,872	$682,710

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ administrator and fund accountant and transfer agent. The officers of the Trust are employees of Fund Services. U.S. Bank serves as the Funds’ custodian and provides compliance services to the Funds. Quasar Distributors, LLC (“Quasar” or the “Distributor”), an affiliate of Fund Services until March 31, 2020, acts as the Funds’ distributor and principal underwriter. For the year ended June 30, 2020, the Funds incurred the following expenses for administration and fund accounting, custody, transfer agent and compliance fees:

	Growth Fund	Genea Fund
Administration	$91,246	$93,226
Custody	6,691	15,280
Transfer Agency	41,920	48,955
Chief Compliance Officer	13,526	14,853

Zevenbergen Funds

Notes to the Financial Statements (Continued)

June 30, 2020

At June 30, 2020, the Funds had payables due to Fund Services and its affiliates for administration and fund accounting, custody, transfer agent and compliance fees in the following amounts:

	Growth Fund	Genea Fund
Administration	$22,546	$24,104
Custody	1,593	4,034
Transfer Agency	11,453	13,317
Chief Compliance Officer	3,351	4,362

The above payable amounts are included in the Accrued other expenses and other liabilities line item in the Statement of Assets and Liabilities.

The Independent Trustees were paid $23,424 for their services to the Funds during the year ended June 30, 2020. No compensation is paid directly by the Funds to the Interested Trustee or officers of the Trust.

NOTE 4 – INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for each Fund for the year ended June 30, 2020, were as follows:

Growth Fund
Purchases	$30,650,718
Sales	$10,335,317

Genea Fund
Purchases	$25,257,493
Sales	$27,860,273

NOTE 5 – FEDERAL INCOME TAX INFORMATION

At June 30, 2020, the components of distributable earnings for income tax purposes were as follows:

	Growth Fund	Genea Fund
Cost of investments	$33,129,054	$29,897,596
Gross unrealized appreciation	23,113,394	28,956,567
Gross unrealized depreciation	(357,006)	(673,955)
Net unrealized appreciation on investments	22,756,388	28,282,612

Undistributed ordinary income	—	—
Undistributed long-term capital gains	—	—
Accumulated earnings	—	—

Capital loss carryforwards	(523,514)	(3,331,481)
Other book/tax temporary differences	(164,325)	(132,281)
Total distributable earnings	$22,068,549	$24,818,850

The difference between book basis and tax basis unrealized appreciation/(depreciation) is attributable in part to the tax deferral of losses on wash sales.

Zevenbergen Funds

Notes to the Financial Statements (Continued)

June 30, 2020

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended June 30, 2020, permanent differences, due to net operating losses, in book and tax accounting have been reclassified to capital and distributable earnings as follows:

	Distributable Earnings	Paid In Capital
Growth Fund	$189,971	$(189,971)
Genea Fund	$608,595	$(608,595)

The following table summarizes the characteristics of distributions paid during the year ended June 30, 2019:

	Short-Term Capital Gains	Long-Term Capital Gains	Total Distributions Paid
Growth Fund	$—	$—	$—
Genea Fund	$64,932	$27,754	$92,686

No distributions were paid during the year ended June 30, 2020.

The Funds are required, in order to meet certain excise tax requirements, to measure and distribute annually, net capital gains realized during the twelve month period ending October 31. In connection with this requirement, the Funds are permitted, for tax purposes, to defer into their next fiscal year any net capital losses incurred from November 1 through the end of the fiscal year. Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. At June 30, 2020, the Funds deferred the following, on a tax basis, losses:

	Late Year Loss	Post October Loss
Growth Fund	$(164,325)	$—
Genea Fund	$(132,281)	$—

At June 30, 2020, the Funds had capital loss carryforwards, which reduce the Funds’ taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax. Pursuant to the Internal Revenue Code, the character of such capital loss carryforwards is as follows:

	Capital Loss Carryforwards Not Subject to Expiration
	Short-Term	Long-Term	Total
Growth Fund	$(523,514)	—	$(523,514)
Genea Fund	$(3,331,481)	—	$(3,331,481)

Zevenbergen Funds

Notes to the Financial Statements (Continued)

June 30, 2020

NOTE 6 – SHAREHOLDER SERVICING PLAN

The Trust, on behalf of the Funds, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate on average daily net assets as follows:

Fund	Investor Class	Institutional Class
Growth Fund	0.15%	0.10%
Genea Fund	0.15%	0.10%

This fee is charged for shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the year ended June 30, 2020, class specific Shareholder Servicing fees were as follows:

Fund	Investor Class	Institutional Class
Growth Fund	$9,955	$19,279
Genea Fund	33,521	17,937

NOTE 7 – DISTRIBUTION PLAN

The Trust, on behalf of the Funds, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows each Fund to pay distribution fees for the sale and distribution of its Investor Class shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets of the Investor Class shares. For the year ended June 30, 2020, distribution fees incurred are disclosed on the Statement of Operations.

NOTE 8 – COMMITMENTS AND CONTINGENCIES

In the normal course of business, each Fund enters into contracts that provide general indemnifications by each Fund to the counterparty to the contract. Each Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against each Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

NOTE 9 – REDEMPTION FEES

Each Fund charges a 1.00% redemption fee on the redemption of Investor Class and Institutional Class shares held for 90 days or less. This fee (which is paid into the Fund) is imposed in order to help offset the transaction costs and administrative expenses associated with the activities of short-term “market timers” that engage in the frequent purchase and sale of Fund shares. The fee is accounted for as an addition to paid-in capital. Each Fund reserves the right to modify the terms of or terminate the fee at any time. There are limited exceptions to the imposition of the redemption fee. Please refer to Statements of Changes in Net Assets for fees recognized.

NOTE 10 – SUBSEQUENT EVENTS

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. The Funds have determined that there were no subsequent events that would need to be disclosed in the Funds’ financial statements.

Zevenbergen Funds

Notes to the Financial Statements (Continued)

June 30, 2020

NOTE 11 – COVID-19 RISK

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which the Funds invest depend on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Funds’ investments, impair the Funds’ ability to satisfy redemption requests, and negatively impact the Funds’ performance.

NOTE 12 – NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework —Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. The Funds have adopted all applicable provisions of ASU 2018-13.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Trust for Advised Portfolios

and the Shareholders of Zevenbergen Growth Fund and Zevenbergen Genea Fund

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Zevenbergen Growth Fund and Zevenbergen Genea Fund, each a series of shares of beneficial interest in Trust for Advised Portfolios (the “Funds”), including the schedules of investments, as of June 30, 2020, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the four-year period then ended and for the period from August 31, 2015 (inception date) through June 30, 2016, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of June 30, 2020, and the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended and their financial highlights for each of the years in the four-year period then ended and for the period from August 31, 2015 through June 30, 2016, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2020 by correspondence with the custodian, brokers, or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

BBD, LLP

We have served as the auditor of one or more of the Funds in the Trust for Advised Portfolios since 2010.

Philadelphia, Pennsylvania

August 28, 2020

Zevenbergen Funds

Expense Example (Unaudited)

June 30, 2020

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the six month period and held for the entire six month period from January 1, 2020 to June 30, 2020 (the “six month period”).

Actual Expenses

The “Actual Fund Return” lines in the table below provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses you paid over the six month period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the corresponding line under the heading entitled “Expenses Paid During the Six Month Period” to estimate the expenses you paid on your account during the six month period.

Hypothetical Example for Comparison Purposes

The information in the table with the lines titled “Hypothetical 5% Return” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the six month period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as redemption fees. Therefore, the information in the lines titled “Hypothetical 5% Return” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

Expenses Paid During the Six Month Period

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Six Month Period(1)
Growth Fund
Investor Class
Actual Fund Return	$1,000.00	$1,521.74	1.30%	$8.15
Hypothetical 5% Return	$1,000.00	$1,018.40	1.30%	$6.52

Institutional Class
Actual Fund Return	$1,000.00	$1,524.11	1.00%	$6.28
Hypothetical 5% Return	$1,000.00	$1,019.89	1.00%	$5.02

Genea Fund
Investor Class
Actual Fund Return	$1,000.00	$1,499.10	1.40%	$8.70
Hypothetical 5% Return	$1,000.00	$1,017.90	1.40%	$7.02

Institutional Class
Actual Fund Return	$1,000.00	$1,501.56	1.10%	$6.84
Hypothetical 5% Return	$1,000.00	$1,019.39	1.10%	$5.52

(1)	Expenses are equal to each of the Funds’ annualized expense ratio as indicated, multiplied by the average account value over the six month period, multiplied by 182/366 (to reflect the “six month period”)

Zevenbergen Funds

Additional Information

June 30, 2020 (Unaudited)

Form N-Q

The Funds file a complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q or Part F of Form N-PORT (beginning with filings after March 31, 2020). The Funds’ Forms N-Q or Part F of Form N-PORT are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800- SEC-0330.

Proxy Voting

You may obtain a description of the Funds’ proxy voting policy and voting records, without charge, upon request by contacting the Funds directly at 1-844-986-2746 or on the EDGAR Database on the SEC’s website at www.sec.gov. The Funds file their proxy voting records annually as of June 30, with the SEC on Form N-PX. The Funds’ Form N-PX is available without charge by visiting the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.

Tax Information

For the fiscal year ended June 30, 2020, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Growth Fund	0.00%
Genea Fund	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended June 30, 2020, was as follows:

Growth Fund	0.00%
Genea Fund	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871 (k)(2)(C) for each Fund were as follows:

Growth Fund	0.00%
Genea Fund	0.00%

Zevenbergen Funds

Additional Information (Continued)

June 30, 2020 (Unaudited)

Statement Regarding Liquidity Risk Management Program

Each Fund has adopted a liquidity risk management program. The Funds’ Board has designated a Liquidity Risk Committee (“Committee”) of the Adviser to serve as the administrator of the program. The Committee conducts the day-to-day operation of the program pursuant to policies and procedures administered by the Committee.

Under the program, the Committee manages each Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of each Fund’s investments, limiting the amount of each Fund’s illiquid investments, and utilizing various risk management tools and facilities available to each Fund for meeting shareholder redemptions, among other means.

The Funds’ Board reviewed a report prepared by the Committee regarding the operation and effectiveness of the program for the period June 1, 2019 through December 31, 2019. No liquidity events impacting either of the Funds were noted in the report. In addition, the Committee provided its assessment that the program had been effective in managing each Fund’s liquidity risk.

Zevenbergen Funds
Trustees and Officer Information (Unaudited)

Name, Address and Age	Position(s) Held with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(2) Overseen by Trustee	Other Directorships(3) Held During Past 5 Years by Trustee
Independent Trustees(4)
John Chrystal 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1958	Trustee	Since 2011	Insurance Acquisition Corp., Director (February 2019 – present); Founder and Managing Partner of Bent Gate Advisors, LLC, a consulting firm that provided strategic advice and assistance to financial institutions (2009 – 2012)	2	The Bancorp, Inc. (2013 to present), Javelin Mortgage Investments, Inc. (2012 – 2016)
Albert J. DiUlio, S.J. 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1943	Trustee	Since 2011	Treasurer, Midwest Province and Wisconsin Province of The Society of Jesus (2014 to present); President, Vatican Observatory Foundation (2011 – 2014).	2	None
Harry E. Resis 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1945	Trustee	Since 2012	Private investor. Previously served as Director of US Fixed Income for Henderson Global Investors	2	None
Brian S. Ferrie 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1958	Trustee	Since 2020	Chief Compliance Officer, Treasurer, The Jensen Quality Growth Fund (2004 to 2020); Treasurer, Jensen Investment Management (2003 to 2020)	2	None
Wan-Chong Kung 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1960	Trustee	Since 2020	Senior Fund Manager, Nuveen Asset Management (FAF Advisors/First American Funds) (2011 to 2019)	2	None
Interested Trustee(5)
Christopher E. Kashmerick 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1974	Trustee, Chairman, President and Principal Executive Officer	Trustee since 2018, Chairman, President and Principal Executive Officer since 2014	Senior Vice President, U.S. Bancorp Fund Services, LLC (2011 to present)	2	None

Zevenbergen Funds
Trustees and Officer Information (Unaudited) (Continued)

Name, Address and Age	Position(s) Held with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers
Steven J. Jensen 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1957	Vice President, Chief Compliance Officer and AML Officer	Since 2014	Senior Vice President, U.S. Bancorp Fund Services, LLC (2011 to present)
Russell B. Simon 615 E. Michigan Street Milwaukee, WI 53202 Year of birth:1980	Treasurer and Principal Financial Officer	Since 2014	Vice President, U.S. Bancorp Fund Services, LLC (2011 to present)
Scott A. Resnick 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1983	Secretary	Since 2019	Assistant Vice President, U.S. Bancorp Fund Services, LLC (2018 - present); Associate, Legal & Compliance, PIMCO (2012-2018)

(1)	Each Trustee serves an indefinite term; however, under the terms of the Board’s retirement policy, a Trustee shall retire at the end of the calendar year in which he or she reaches the age of 75 (this policy does not apply to any Trustee serving at the time the policy was adopted). Each officer serves an indefinite term until the election of a successor.

(2)	The Trust is comprised of numerous series managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Funds. The Funds do not hold themselves out as related to any other series within the Trust for purposes of investment and investor services, nor do they share the same investment advisor with any other series.

(3)	“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the Securities Exchange Act of 1934, as amended, (that is, “public companies”) or other investment companies registered under the 1940 Act.

(4)	The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).

(5)	Mr. Kashmerick is an “interested person” of the Trust as defined by the 1940 Act. Mr. Kashmerick is an interested Trustee of the Trust by virtue of the fact that, until March 31, 2020, he was an interested person of Quasar Distributors, LLC, the Trust’s distributor.

The Funds’ Statement of Additional Information (“SAI”) includes information about the Funds’ Trustees and is available without charge, upon request, by calling 1-844-986-2746.

PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

●	Information we receive about you on applications or other forms;

●	Information you give us orally; and/or

●	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Investment Adviser
Zevenbergen Capital Investments LLC
601 Union Street, Suite 4600
Seattle, Washington 98101

Distributor
Quasar Distributors, LLC
111 East Kilbourn Ave. Suite 2200
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
BBD, LLP
1835 Market Street, 3rd Floor
Philadelphia, PA 19103

Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any substantive amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  John Chrystal, Albert J. DiUlio and Harry E. Resis are the “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N‑CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “Other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Zevenbergen Growth Fund
	FYE 06/30/2020	FYE 06/30/2019
Audit Fees	$13,400	$13,400
Audit-Related Fees	None	None
Tax Fees	$2,100	$2,100
All Other Fees	None	None

Zevenbergen Genea Fund
	FYE 06/30/2020	FYE 06/30/2019
Audit Fees	$13,400	$13,400
Audit-Related Fees	None	None
Tax Fees	$2,100	$2,100
All Other Fees	None	None

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by the principal accountant applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Zevenbergen Growth Fund
	FYE 06/30/2020	FYE 06/30/2019
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

Zevenbergen Genea Fund
	FYE 06/30/2020	FYE 06/30/2019
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Zevenbergen Growth Fund
Non-Audit Related Fees	FYE 06/30/2020	FYE 06/3/2019
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Zevenbergen Genea Fund
Non-Audit Related Fees	FYE 06/30/2020	FYE 06/3/2019
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the fourth fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By /s/ Christopher E. Kashmerick
      Christopher E. Kashmerick, President

Date       9/1/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Christopher E. Kashmerick
      Christopher E. Kashmerick, President

Date       9/1/2020

By /s/ Russell B. Simon
      Russell B. Simon, Treasurer

Date       9/1/2020